Goodwill - assumptions and balances of each cash-generating unit (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of goodwill [Line Items]
Final balance of the year	$ 1,688,607	$ 1,650,716	$ 1,578,994	$ 1,631,771
Bachoco Istmo and peninsula regions [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 212,833	$ 212,833	$ 212,833
Projection period (years)	5	5	5
Annual discount rate	12.63%	12.95%	12.84%
Annual growth rate	3.00%	3.00%	3.00%
Percentage of recoverable amount	49.00%
Campi [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 88,015	$ 88,015	$ 88,015
Projection period (years)	5	5	5
Annual discount rate	12.63%	12.95%	12.84%
Annual growth rate	3.00%	3.00%	3.00%
Percentage of recoverable amount	130.00%
Ok Farms - Morris Hatchery, Inc. Arkansas [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 68,019	$ 66,162	$ 62,647
Projection period (years)	5	5	5
Annual discount rate	3.26%	3.43%	5.22%
Annual growth rate	0.00%	0.00%	0.00%
Percentage of recoverable amount	183.00%
Ok Farms - Morris Hatchery Inc. Georgia [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 114,851	$ 111,715	$ 105,780
Projection period (years)	5	5	5
Annual discount rate	3.26%	3.43%	5.22%
Annual growth rate	0.00%	0.00%	0.00%
Percentage of recoverable amount	60.00%
Ok Foods- Albertville Quality Foods, Inc [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 1,204,889	$ 1,171,991	$ 1,109,719
Projection period (years)	5	5	5
Annual discount rate	10.00%	3.43%	5.22%
Annual growth rate	3.40%	0.00%	0.00%
Percentage of recoverable amount	4.00%